Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000248864 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of April 1, 2024* through December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$84	1.10%[2]
[1]	Class A commenced operations on April 1, 2024. If Class A had been operational for the entire fiscal year of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 84	[1]
Expense Ratio, Percent	1.10%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From an allocation perspective, the biggest contributor to performance for the Fund this year was the underweight allocation to the emerging markets local currency sovereign sub asset class, which was negatively impacted by a stronger dollar. Emerging markets local currency sovereigns, as represented by the GBI-EM Global Diversified Index, were the worst performing sub-asset class with a return of -0.27% from inception of the Fund until the end of 2024.
The Fund also benefitted from an overweight positioning in the financial sector, where selection (to Turkish financials for example) also played a key role in performance.
Our selection of high yield sovereigns where we had an overweight positioning, including Turkey, Uzbekistan, Ecuador, El Salvador, also contributed positively to performance.
The largest detractor to performance of the Fund from inception until the end of 2024 was our underweight allocation to  non-investment grade bonds with a “C-level” rating. During this timeframe, the “C-level” bonds  in the EMBI Global Diversified Index and the CEMBI Broad Diversified Index returned +23.15% and +13.90%, respectively. Within the sovereign universe, our underweight positioning in Argentina, for example, was one of the largest detractors.
Our exposure to long duration bonds, those with a term of 10 years or greater, was also a detractor to performance as Treasury rate volatility was a key theme throughout the investment period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)[2,3]	-1.43%
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)—excluding sales load	2.91%
JP Morgan EM Blend Equal Weighted Index	3.40%
Bloomberg Aggregate Bond Index	2.82%
[1]	Class A shares commenced operations on April 1, 2024.
[2]	Maximum sales charge (load) of 4.25% of offering price.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.

Performance Inception Date	Apr. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ for the most recent performance information.
Net Assets	$ 56,011,494
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 68,666
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$56,011,494
Total number of portfolio holdings	136
Total advisory fees paid (net)	$68,666
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Mexican Bonos, 5.750%, 3/5/2026	3.3%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2027	3.2%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.7%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
IHS Holding Ltd., 7.875%, 5/29/2030	1.4%
Dominican Republic International Bond, 4.500%, 1/30/2030	1.4%
MEGlobal B.V., 2.625%, 4/28/2028	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mexican Bonos, 5.750%, 3/5/2026	3.3%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2027	3.2%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.7%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
IHS Holding Ltd., 7.875%, 5/29/2030	1.4%
Dominican Republic International Bond, 4.500%, 1/30/2030	1.4%
MEGlobal B.V., 2.625%, 4/28/2028	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
C000248863 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GFEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of April 1, 2024* through December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$65	0.85%[2]
[1]
Institutional Class commenced operations on April 1, 2024. If Institutional Class had been operational for the entire fiscal year of January 1, 2024 to December 31, 2024, expenses would have been higher.

[2]	Annualized.

Expenses Paid, Amount	$ 65	[3]
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
From an allocation perspective, the biggest contributor to performance for the Fund this year was the underweight allocation to the emerging markets local currency sovereign sub asset class, which was negatively impacted by a stronger dollar. Emerging markets local currency sovereigns, as represented by the GBI-EM Global Diversified Index, were the worst performing sub-asset class with a return of -0.27% from inception of the Fund until the end of 2024.
The Fund also benefitted from an overweight positioning in the financial sector, where selection (to Turkish financials for example) also played a key role in performance.
Our selection of high yield sovereigns where we had an overweight positioning, including Turkey, Uzbekistan, Ecuador, El Salvador, also contributed positively to performance.
The largest detractor to performance of the Fund from inception until the end of 2024 was our underweight allocation to  non-investment grade bonds with a “C-level” rating. During this timeframe, the “C-level” bonds  in the EMBI Global Diversified Index and the CEMBI Broad Diversified Index returned +23.15% and +13.90%, respectively. Within the sovereign universe, our underweight positioning in Argentina, for example, was one of the largest detractors.
Our exposure to long duration bonds, those with a term of 10 years or greater, was also a detractor to performance as Treasury rate volatility was a key theme throughout the investment period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	3.21%
JP Morgan EM Blend Equal Weighted Index	3.40%
Bloomberg Aggregate Bond Index	2.82%
[1]	Institutional Class shares commenced operations on April 1, 2024.

Performance Inception Date	Apr. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ for the most recent performance information.
Net Assets	$ 56,011,494
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 68,666
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$56,011,494
Total number of portfolio holdings	136
Total advisory fees paid (net)	$68,666
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Mexican Bonos, 5.750%, 3/5/2026	3.3%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2027	3.2%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.7%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
IHS Holding Ltd., 7.875%, 5/29/2030	1.4%
Dominican Republic International Bond, 4.500%, 1/30/2030	1.4%
MEGlobal B.V., 2.625%, 4/28/2028	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mexican Bonos, 5.750%, 3/5/2026	3.3%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2027	3.2%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.7%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
IHS Holding Ltd., 7.875%, 5/29/2030	1.4%
Dominican Republic International Bond, 4.500%, 1/30/2030	1.4%
MEGlobal B.V., 2.625%, 4/28/2028	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.

[1]	Class A commenced operations on April 1, 2024. If Class A had been operational for the entire fiscal year of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.
[3]	Institutional Class commenced operations on April 1, 2024. If Institutional Class had been operational for the entire fiscal year of January 1, 2024 to December 31, 2024, expenses would have been higher.
[4]	Annualized.